Commitments and Contingencies (Details Narrative) (10-K) - USD ($)																												1 Months Ended	3 Months Ended		12 Months Ended					51 Months Ended	52 Months Ended	55 Months Ended	63 Months Ended
	Oct. 21, 2019	Sep. 26, 2019	Sep. 05, 2019	Aug. 15, 2019	Aug. 14, 2019	Jul. 03, 2019	May 09, 2019	Apr. 26, 2019	Apr. 05, 2019	Mar. 20, 2019	Jan. 31, 2019	Jan. 30, 2019	Apr. 06, 2018	Mar. 20, 2018	Feb. 20, 2018	Feb. 09, 2018	Jan. 09, 2018	Jan. 09, 2018	Sep. 13, 2017	Jan. 23, 2017	Jan. 14, 2016	Jan. 20, 2015	Oct. 28, 2011	Nov. 10, 2010	May 01, 2008	Dec. 26, 2006	May 08, 2006	Jan. 31, 2007	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Oct. 28, 2016	May 28, 2015
Annual salary																													$ 144,562	$ 118,155	$ 627,197	$ 528,127
Warrant term														4 years
Warrant exercise price														$ 0.001															$ 0.001	$ 0.001	$ 0.001	$ 0.2299				$ 0.2299	$ 0.001	$ 0.001	$ 0.001
Working capital																													$ (5,933,580)		$ (5,427,614)						$ (5,427,614)	$ (5,933,580)	$ (5,427,614)
Number of shares issued		766,667			7,967,871					4,052,652			36,000
Payment for debt																													15,000	$ 1,000	20,000
Stock issued during period, value										$ 281,659			$ 1,076																	1,000,000	1,000,000
Consulting fee																													19,374	150,311	342,845	157,976				$ 21,000
Interest expensed and related accrued interest payable																													5,958	3,445	15,581	7,071				7,071	15,581	5,958	15,581
Fair value of warrants														$ 19,915
Payments for rent																				$ 960																	2,508	2,508
Mr. Jonathan R. Rice [Member]
Payroll payable																													73,582		$ 64,352	$ 24,433				24,433	64,352	73,582	64,352
Employment Agreement [Member]
Extended expiration date description																		The Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 23, 2015 for Mr. Rice.
Employment Agreement [Member] | CEO [Member]
Agreement term																								5 years							5 years	5 years	5 years	5 years
Annual salary																								$ 210,000							$ 354,791	$ 354,791	$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																								6.00%
Accrued salary balance																													2,616,686		2,535,203	2,109,454				2,109,454	2,535,203	2,616,686	2,535,203
Employment Agreement [Member] | Employee [Member]
Employee bonus rate																																			20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Agreement term																						1 year
Annual salary	$ 20,000			$ 20,000				$ 20,000
Annual cash compensation																					$ 140,000	$ 120,000
Educational expenses																						$ 11,000
Warrant term																					3 years
Warrant to purchase shares																					6,000,000
Warrant exercise price																					$ 0.001
Warrant shares fully vested																																								2,000,000
Warrants issued value																																	17,473	$ 193,652	$ 121,448
Extended expiration date description																	The Company extended the expiration date of the January 2015 Warrant from January 19, 2018 to January 31, 2020 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020.	The Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the warrant to January 23, 2015 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
Working capital	$ 6,000,000			$ 6,000,000
Ownership percentage	50.00%			50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | One-Time Bonus [Member]
Annual salary								$ 20,000
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Warrant term																						3 years
Warrant to purchase shares																						2,000,000
Warrant exercise price																						$ 0.001
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Warrant term																																									3 years
Warrant to purchase shares																																									3,000,000
Warrant exercise price																																									$ 0.001
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Agreement term						1 year
Accrued salary balance																													1,154		1,154						1,154	1,154	1,154
Annual cash compensation						$ 60,000
Warrant term						3 years
Warrant to purchase shares						2,000,000
Warrant exercise price						$ 0.2299
License Agreement [Member]
Agreement term																							20 years				1 year
License fee																											$ 10,000
License maintenance fee																											$ 10,000
Annual research fee																												$ 13,700
Number of shares issued																							2,200,000
Royalty percentage																							2.00%
Termination agreement description																							The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years
Payment for debt																													15,000		20,000
License Agreement [Member] | Maximum [Member]
Annual research fee																												$ 10,000
License Agreement [Member] | Class A Common Stock [Member]
Number of shares issued											4,025,652	4,025,652
Payment for debt											$ 265,244	$ 265,244
Stock issued during period, value											$ 281,659	$ 281,659
Royalty and Research Agreements [Member]
Agreement term																									5 years
Consulting fee																									$ 1,000
Interest expensed and related accrued interest payable																													7,033		2,623						2,623	7,033	2,623
Royalty and Research Agreements [Member] | Maximum [Member]
Shares issued, price per share																									$ 0.05
Royalty and Research Agreements [Member] | Consultant [Member]
Number of shares issued													36,000
Stock issued during period, value													$ 1,076
Consulting fee																																				21,000			21,000
Shares issued, price per share													$ 0.0299
Gain on settlement of accounts payable																																				19,924			19,924
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Payment for debt																										$ 120,000
Maturity date																										Dec. 26, 2007
Outstanding balance																													65,292		65,292	65,292	$ 65,292			$ 65,292	65,292	$ 65,292	65,292
Interest expensed and related accrued interest payable																															1,959						1,959		1,959
Royalty and Research Agreements [Member] | Mr. Thompson One [Member]
Interest expensed and related accrued interest payable																															2,623						$ 2,623		$ 2,623
Consulting Agreement [Member] | Consultant [Member]
Annual cash compensation															$ 6,000
Warrant term														4 years		3 years
Warrant to purchase shares														600,000	600,000	3,000,000
Warrant exercise price														$ 0.001		$ 0.056
Fair value of warrants														$ 19,915		$ 52,660
Warrants exercisable date														Mar. 20, 2019		Aug. 09, 2019
Warrants expiration date																Aug. 09, 2021
Warrants exercisable description														Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.		Warrants will be exercisable on August 9, 2019, and for a period of 2 years expiring on August 9, 2021.
Warrants expenses														$ 19,915		$ 52,660																19,915
Cancelled warrant issued									600,000
Consulting Agreement [Member] | Consultant [Member] | Maximum [Member]
Warrant to purchase shares															3,000,000
Operating Lease Agreements [Member]
Payments for rent			$ 44,800																$ 39,200										2,508		2,508
Operating lease, term			2 years				5 years												2 years
Operating lease, description			The Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters.				The Company signed a 5 year property lease Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five.
Operating leases, rent expense																													3,135	$ 3,273	14,793	$ 11,520
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member]
Payments for rent																			$ 42,000
Operating Lease Agreements [Member] | President [Member]
Payments for rent																				$ 960									$ 960		$ 960
Operating lease, term																				8 years